Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended						12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Oct. 31, 2020 CNY (¥) shares	Oct. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Jul. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Apr. 30, 2015 CNY (¥)	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 01, 2018 shares
Schedule of Investments [Line Items]
Available-for-sale debt securities									¥ 44,873		¥ 51,346
Impairment of AFS securities									4,635		7,443
Unrealized securities holding gain/(loss), net of tax									(10,729)	$ (1,692)	(31,658)		¥ 18,713
Foreign currency translation adjustments in other comprehensive income									(17,400)	(2,745)	(72,993)		105,433
Gain/(Loss) from investments, net									¥ 232	$ 37	86,497		(66,550)
Cash Consideration
Schedule of Investments [Line Items]
Cash consideration						¥ 7,000
iSNOB Holding Limited
Schedule of Investments [Line Items]
Percentage owned			3.35%	3.35%					14.50%
Available-for-sale debt securities									¥ 21,918		22,595
Impairment of AFS securities
Unrealized securities holding gain/(loss), net of tax									677		8,714		36,459
Foreign currency translation adjustments in other comprehensive income											3,717		2,004
Gain/(Loss) from investments, net			¥ 91,184
Amount of realized and unrealized gain (loss) on shares sold			46,029
iSNOB Holding Limited | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities									¥ 0		22,595		76,841
iSNOB Holding Limited | Consolidated Statements of Operations And Comprehensive Loss | Preferred Shares outstanding
Schedule of Investments [Line Items]
Stock issued value			¥ 13,215
iSNOB Holding Limited | Share Repurchase Agreement
Schedule of Investments [Line Items]
Stock repurchased during period, Percentage			73.40%	73.40%
iSNOB Holding Limited | United States of America, Dollars | Share Repurchase Agreement
Schedule of Investments [Line Items]
Shares repurchased by investee, total price | $				$ 16,000
iSNOB Holding Limited | Japan, Yen | Share Repurchase Agreement
Schedule of Investments [Line Items]
Shares repurchased by investee, total price			¥ 104,399
iSNOB Holding Limited | Redeemable Convertible Preferred Stock
Schedule of Investments [Line Items]
Convertible and redeemable preferred shares held | shares			4,785,714	4,785,714					18,000,000
Huzan Inc.
Schedule of Investments [Line Items]
Available-for-sale debt securities									¥ 0		1,686		10,996
Impairment of AFS securities											4,055
Unrealized securities holding gain/(loss), net of tax													9,862
Foreign currency translation adjustments in other comprehensive income									(51)				¥ 1,036
Fair value increase or decrease											9,310
Amount of reversed unrealized holding gain (loss)											5,145
Huzan Inc. | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities									0		1,686
Gain/(Loss) from investments, net									(1,635)
Shanghai Kuailaimai Information and Technology Co., Ltd.
Schedule of Investments [Line Items]
Percentage owned								25.00%
Available-for-sale debt securities									0		0
Impairment of AFS securities							¥ 14,259
Unrealized securities holding gain/(loss), net of tax							6,759
Gain/(Loss) from investments, net							¥ 7,500
Payments to Acquire Debt Securities, Available-for-sale								¥ 7,500
Shanghai Kuailaimai Information and Technology Co., Ltd. | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities															¥ 14,259
Hangzhou Ruisha Technology Co Ltd
Schedule of Investments [Line Items]
Percentage owned						18.10%
Available-for-sale debt securities									0		19,065
Unrealized securities holding gain/(loss), net of tax											9,726
OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax									11,106
Hangzhou Ruisha Technology Co Ltd | Intangible Asset With Fair Value
Schedule of Investments [Line Items]
Cash consideration						¥ 50
Xuanwei Limited
Schedule of Investments [Line Items]
Percentage owned													5.00%
Available-for-sale debt securities									0		0
Unrealized securities holding gain/(loss), net of tax											2,389
Payments to Acquire Debt Securities, Available-for-sale													¥ 3,525	$ 500
Proceeds from Sale of Debt Securities, Available-for-sale											5,914	$ 900
Poppy Mobile Inc.
Schedule of Investments [Line Items]
Percentage owned	10.00%	10.00%
Available-for-sale debt securities									15,871		0
Impairment of AFS securities
Foreign currency translation adjustments in other comprehensive income									344
Payments to Acquire Debt Securities, Available-for-sale	¥ 16,215	$ 2,500
Poppy Mobile Inc. | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities									¥ 0
JM Weshop (Cayman) Inc.
Schedule of Investments [Line Items]
Equity method investment shares owned | shares																40,000,000
Equity method investment ownership percentage						33.00%										40.00%
ESOP Shares that may be transferred to grantees who are employees of JM Weshop | shares									10,000,000
Share of income/(loss)													(114,104)
Share of other comprehensive (loss)/income													(145)
Equity Method Investment Decrease Percent						7.00%
Gain loss on sale of equity method investment						¥ 25,132
Equity method investment impairment					¥ 33,918								33,918
JM Weshop (Cayman) Inc. | Investment Cost
Schedule of Investments [Line Items]
Share based compensation expenses													934
JM Weshop (Cayman) Inc. | Share of Results of Equity Investee
Schedule of Investments [Line Items]
Share based compensation expenses													¥ 1,390
JM Weshop (Cayman) Inc. | Flying Get Limited
Schedule of Investments [Line Items]
Ownership interest																60.00%
Jiaxing Neixiangyoupan Equity Investment Fund Partnership
Schedule of Investments [Line Items]
Equity method investment ownership percentage											14.80%
Share of income/(loss)									¥ 1,570		¥ 478
The value of ownership under the equity method investments									¥ 24,750		¥ 12,000